Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Income Tax Contingency [Line Items]
Opening balance	$ 12.7	691.3	691.3
Increase/(decrease) related to prior year tax positions	(0.8)	(43.0)	0
Closing balance	$ 11.9	648.3	691.3